Loans (Allowance for Loan Losses by Risk Rating) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Ending balance	$ 576,422,066	$ 542,287,248
Allowance for loan losses	4,109,461	3,741,271	2,468,476
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	548,327,441	517,010,521
Allowance for loan losses	3,107,688	3,219,376
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	14,251,115	11,090,344
Allowance for loan losses	276,163	320,241
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	13,843,510	14,186,383
Allowance for loan losses	$ 725,610	$ 201,654